Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Product revenues	$ 1,366,153	$ 976,871	$ 4,416,036	$ 3,378,765
Development service revenues			37,405	103,846
Other service revenues	27,981	33,532	140,751	121,871
Total revenues	1,394,134	1,010,403	4,594,192	3,604,482
Cost of product revenues	696,546	385,609	1,987,636	1,927,138
Research and development costs	657,192	527,512	1,957,332	3,297,112
Selling, general, and administrative expenses	1,974,249	2,288,660	8,370,749	8,039,455
Restructuring charges		753,400	1,252,584
Gain on sale of intellectual property				(4,338,601)
Operating loss	(1,933,853)	(2,944,778)	(8,974,109)	(5,320,622)
Other income (expense):
Gain (loss) on change in fair value of derivative liabilities	160,118	(782,802)	1,539,876	1,549,696
Gain on forgiveness of amounts in accounts payable				77,837
Other income, net	75,142	82,688	230,875	175,547
Interest income	4,333	7,451	16,455	11,617
Interest expense	(349,558)	(307,813)	(1,262,343)	(1,018,807)
Net loss	$ (2,043,818)	$ (3,945,254)	$ (8,449,246)	$ (4,524,732)
Net loss per share attributable to common stockholders:
Basic and diluted (in dollars per share)	$ (0.89)	$ (2.11)	$ (4.48)	$ (3.06)
Weighted average shares outstanding:
Basic and diluted (in shares)	2,291,147	1,871,071	1,884,848	1,481,021